       UNITED STATES SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549
FORM 13F, FORM 13F COVER PAGE REPORT FOR THE CALENDER YEAR OR QUARTER
ENDED: JUNE 30, 2000.
CHECK HERE IF ADMENDAMENT{ } ;AMENDMENT NUMBER:
THIS AMENDMENT ( CHECK ONLY ONE.) : { } IS A RESTATEMENT.
                                    {X } ADDS NEW HOLDINGS ENTRIES.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME: MOODY, ALDRICH & SULLIVAN LLC
ADDRESS: 100 CUMMINGS CENTER, SUITE 104Q
         BEVERLY, MA 01915
13F FILE NUMBER: 028-04634
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM
IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED
TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,
SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.
PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
NAME:    NEIL J. SULLIVAN
TITLE:   PRINCIPAL
PHONE:   (978) 232-9315
SIGNATURE, PLACE AND DATE OF SIGNING:
NEIL J. SULLIVAN, BEVERLY, MA AUGUST 1, 2000
REPORT TYPE:
{X} 13F HOLDINGS REPORT
{ } 13F NOTICE
{ } 13F COMBINATION REPORT
LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934
NEIL J. SULLIVAN

FORM 13F SUMMARY PAGE
REPORT SUMMARY:  13FHR
NUMBER OF OTHER INCLUDED MANAGERS: NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:5,711,737
FORM 13F INFORMATION TABLE VALUE TOTAL:155,243,000

LIST OF OTHER INCLUDED MANAGERS:NONE
NO. 13F FILE NUMBER NAME
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     4937   216410 SH       SOLE                   216410
Apache Corp                    COM              037411105     5281    89800 SH       SOLE                    89800
Bear Stearns Co Inc            COM              073902108     2747    66000 SH       SOLE                    66000
Bowater, Inc.                  COM              102183100     2922    66230 SH       SOLE                    66230
CMS Energy                     COM              125896100     3196   144440 SH       SOLE                   144440
Cardinal Health                COM              14149Y108     7635   103180 SH       SOLE                   103180
Centex Corp                    COM              152312104     1378    58629 SH       SOLE                    58629
Chris-Craft Inds               COM              170520100     1431    21656 SH       SOLE                    21656
Clayton Homes                  COM              184190106     1222   152750 SH       SOLE                   152750
CountryWide Credit             COM              222372104     4741   156420 SH       SOLE                   156420
Dana Corp                      COM              235811106     1740    82133 SH       SOLE                    82133
Engelhard Corp                 COM              292845104     4008   234914 SH       SOLE                   234914
Entergy Corp                   COM              29364G103     6264   230393 SH       SOLE                   230393
Everest Re Group Ltd           COM              G3223R108     3186    96925 SH       SOLE                    96925
Federal Home Loan              COM              313400301     2345    57913 SH       SOLE                    57913
Fleetwood Ent                  COM              339099103     2074   145532 SH       SOLE                   145532
Florida Progress Corp.         COM              341109106     4687    99980 SH       SOLE                    99980
Flowers Industries             COM              343496105     3688   184990 SH       SOLE                   184990
Global Marine Inc.             COM              379352404     5630   199740 SH       SOLE                   199740
Hasbro Inc                     COM              418056107     2731   181300 SH       SOLE                   181300
Hon Industries Inc.            COM              438092108     2557   108827 SH       SOLE                   108827
Intl Paper                     COM              460146103     1292    43341 SH       SOLE                    43341
John Hancock Fin. Svs          COM              41014S106     4456   188120 SH       SOLE                   188120
Johnson Controls               COM              478366107     3893    75860 SH       SOLE                    75860
Jones Apparel Group            COM              480074103     2436   103670 SH       SOLE                   103670
Kaufman & Broad Hm             COM              486168107     1351    68190 SH       SOLE                    68190
Key Energy Svcs.               COM              492914106     3586   372570 SH       SOLE                   372570
Lennar Corp                    COM              526057104     1828    90270 SH       SOLE                    90270
MBIA Inc                       COM              55262C100     3725    77303 SH       SOLE                    77303
MBNA Corp                      COM              55262L100     2969   109460 SH       SOLE                   109460
OM Group Inc                   COM              670872100     3824    86902 SH       SOLE                    86902
Outback Steakhouse             COM              689899102     4980   170240 SH       SOLE                   170240
Readers Digest Assoc           COM              755267101     6130   154221 SH       SOLE                   154221
Reinsurance Gr Of Am           COM              759351109     2790    92619 SH       SOLE                    92619
Republic Services Inc          COM              760759100     3829   239340 SH       SOLE                   239340
Scana Corp                     COM              80589M102     2632   109090 SH       SOLE                   109090
Seagate Technology             COM              811804103     3602    65491 SH       SOLE                    65491
Sherwin-Williams               COM              824348106     4001   188823 SH       SOLE                   188823
Southdown                      COM              841297104     3564    61710 SH       SOLE                    61710
Stride Rite Corp               COM              863314100       92    15000 SH       SOLE                    15000
Tidewater Inc                  COM              886423102     4658   129399 SH       SOLE                   129399
Trizec Hahn Corp.              COM              896938107     4077   228071 SH       SOLE                   228071
Union Pacific Res Grp          COM              907834105     5203   236499 SH       SOLE                   236499
Wellpoint Health Net           COM              94973H108     3359    46376 SH       SOLE                    46376
Williams Cos Inc.              COM              969457100     2564    61510 SH       SOLE                    61510